Taxes on Income	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes on Income

Note 14 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's taxable income or loss is calculated in US Dollars.

B.	Corporate tax rate in Israel

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013, and 26.5% in 2014 and 2015.

In January 2016, the regular tax rate in Israel was reduced to 25% as from 2016 and thereafter.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the “Law”)

1.
On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – “the Amendment to the Law”). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period.

Under the Amendment to the Law, which the Company started applying in 2014, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all preferred income of such company. Under the law, when the election is made, the uniform tax rate (for 2014 and on) will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20%.

Should the Company derive income from sources other than the “Preferred Enterprise” during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

2.
Through the end of 2013 tax year, the Company has elected to be taxed under the alternative benefits method, whereby the Company waives grants in return for tax exemptions. For the manufacturing plant in Yokneam the Company was entitled to an exemption from tax on its taxable income for a period of ten years beginning from the year of election; For the research and development center the Company was entitled to an exemption from tax on its taxable income for two years beginning from the year of election, and not more than 25%, on its taxable income in the next eight years.

3.
In the event of distribution by the Company of cash dividends out of its retained earnings that were generated prior to 2014 tax year and were tax exempt due to the “Approved Enterprise” or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company’s retained earnings as of December 31, 2015 and 2014, approximately US$ 44,742 thousand and US$ 44,892 thousand respectively are tax-exempt, due to “Approved Enterprise” and "Benefited Enterprise" status. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (up to 25%) and an income tax liability of up to approximately US$ 11,186 thousand and US$ 11,223 thousand would be incurred as of December 31, 2015  and 2014, respectively. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the Company. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s “Approved Enterprise" or "Benefited Enterprise". If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

D.           Taxation of the subsidiaries

1.	The subsidiary Silicom Connectivity Solutions, Inc. files tax returns to US federal tax authorities and to state tax authorities in the states of New Jersey, California and Virginia.
2.
The subsidiary Fiberblaze is taxed according to the tax laws in Denmark and its subsidiary files tax returns to US federal tax authorities, New York state tax authorities and to the city of New York tax authorities.

3.
The Company has not provided for Israeli income and foreign withholding taxes on US$ 1,846 thousands of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2015. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary.

The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 231 thousands at December 31, 2015.

E.            Tax assessments

For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2012. In December 2014 the Company has filed a request to reopen the tax assessments for 2009 through 2012, in order to obtain tax benefits that the Company believes it is entitled to. As of December 31, 2015, the Company's request has not been accepted by the Israeli tax authority.

For the US Federal jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2011. For the New-Jersey state jurisdiction, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2010. For the California state jurisdiction, Silicom Inc. has open tax assessments for 2011 through 2015. For the Virginia state jurisdiction, Silicom Inc. has open tax assessments for 2015.

For the Danish jurisdiction, Fiberblaze A/S has final tax assessments for all years up to and including the tax year ended August 31, 2012.

For the US Federal jurisdiction, New York State and New York City jurisdictions, Fiberblaze US LLC has open tax assessments for tax years ended August 31, 2012, August 31, 2013, August 31, 2014, for the four months ended December 31, 2014, and for the tax year ended December 31, 2015.

F.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2013	2014	2015
	US$ thousands

Income (loss) before income taxes:
Israel	16,857	16,522	19,486
Foreign jurisdiction	1,125	787	(1,061)
	17,982	17,309	18,425

Current taxes:
Israel	949	2,494	2,383
Foreign jurisdiction	479	409	465
	1,428	2,903	2,848

Current tax (benefits) expenses relating
to prior years:
Israel	29	20	-
Foreign jurisdiction	-	-	(36)
	29	20	(36)

Deferred taxes:
Israel	(552)	(200)	(437)
Foreign jurisdiction	-	(19)	(470)
	(552)	(219)	(907)

Income tax expense	905	2,704	1,905

G.	Deferred income taxes

The tax effects of significant items comprising the Company’s deferred tax assets are as follows:

	December 31	December 31
	2014	2015
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	248	247
Research and development costs	636	679
Tax loss carryforwards	-	177
PPE	7	16
Inventory	-	160
Share based compensation	-	245
Other	22	21
Total gross deferred tax assets	913	1,545

Deferred tax liabilities:
Inventory	(99)	-
Intangible assets	(444)	(243)
Goodwill	-	(61)
Other	-	36
Total gross deferred tax liabilities	(543)	(268)

Net deferred tax assets	370	1,277

In Israel	913	1,348
Foreign jurisdictions	(543)	(71)
Net deferred tax assets	370	1,277

Current deferred tax assets	567	950
Current deferred tax liabilities	(259)	(111)
Non-current deferred tax assets	346	595
Non-current deferred tax liabilities	(284)	(157)
Net deferred tax assets	370	1,277

H.	Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2013	2014	2015
	US$ thousands

Income before income taxes	17,982	17,309	18,425
Statutory tax rate in Israel	25.0%	26.5%	26.5%
	4,496	4,587	4,883

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	205	476	209
Non-taxable income	-	-	(819)
Prior year adjustments	29	20	(36)
Tax effect due to "Approved/Benefited/
Preferred Enterprise" status	(4,396)	(2,588)	(2,368)
Taxes related to foreign jurisdictions	198	181	250
Changes in tax rate	399	-	35
Creation of deferred taxes for tax losses and
benefits from previous years for which deferred
taxes were not created in the past	-	-	(252)
Other	(26)	28	3

Income tax expense	905	2,704	1,905

I.	Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2013, 2014 and 2015 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.